Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2—Summary of Significant Accounting Policies
Principles of Consolidation. The accompanying consolidated financial statements include our accounts and the accounts of our majority-owned or controlled subsidiaries and VIEs for which we are the primary beneficiary. Intercompany accounts and transactions have been eliminated. Certain prior period amounts in our consolidated financial statements have been reclassified to conform to current year presentation. Accounting policies for all of our operations are in accordance with accounting principles generally accepted in the United States of America (“U.S.”).
Unconsolidated Investments.  We use the equity method of accounting for investments in affiliates over which we exercise significant influence. We use the cost method of accounting where we do not exercise significant influence.
Our share of net income (loss) from these affiliates is reflected in the consolidated statements of operations as Earnings from unconsolidated investments. All investments in unconsolidated affiliates are periodically assessed for other-than-temporary declines in value, with write-downs recognized in Earnings from unconsolidated investments in the consolidated statements of operations.
Undivided Interest Accounting. We account for our undivided interests in certain of our coal-fired power generation facilities whereby our proportionate share of each facility’s assets, liabilities, revenues, and expenses are included in the appropriate classifications in the accompanying consolidated financial statements.
Noncontrolling Interest. Noncontrolling interest is comprised of the 20 percent of Electric Energy, Inc. (“EEI”) which we do not own. This noncontrolling interest is classified as a component of equity separate from our equity in the consolidated balance sheets.
Use of Estimates. The preparation of consolidated financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make informed estimates and judgments that affect our reported financial position and results of operations based on currently available information. We review significant estimates and judgments affecting our consolidated financial statements on a recurring basis and record the effect of any necessary adjustments. Uncertainties with respect to such estimates and judgments are inherent in the preparation of financial statements. Estimates and judgments are used in, among other things: (i) developing fair value assumptions, including estimates of future cash flows and discount rates related to impairment analyses and business combinations, (ii) valuation of derivative instruments, (iii) analyzing tangible and intangible assets for possible impairment, (iv) estimating the useful lives of our assets and Asset Retirement Obligations (“AROs”), (v) assessing future tax exposure and the realization of deferred tax assets, (vi) determining amounts to accrue for contingencies, guarantees, and indemnifications, and (vii) estimating various factors used to value our pension assets and liabilities. Actual results could differ materially from our estimates. In the opinion of management, all adjustments considered necessary for a fair presentation have been included in our consolidated financial statements.
Cash and Cash Equivalents.  Cash and cash equivalents consist of all demand deposits and funds invested in highly liquid short-term investments with original maturities of three months or less.
Restricted Cash.  Restricted cash represents cash that is not readily available for general purpose cash needs. Restricted cash is classified as a current or long-term asset based on the timing and nature of when or how the cash is expected to be used or when the restrictions are expected to lapse. As of December 31, 2016 and 2015, the Company had the following restricted cash balances:

	Year Ended December 31,
(amounts in millions)	2016	2015
Restricted cash, current:
Cash deposits associated with certain letters of credit (1)	$41	$39
Pre-funded original issue discount on Tranche C Term Loan (2)	20	—
Interest earned on funds in escrow	1	—
	$62	$39
Restricted cash, long-term:
Restricted cash related to the issuance of the Tranche C Term Loan (2)	$2,000	$—
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(1)	Upon the Emergence Date, approximately $35 million of these deposits were returned to Dynegy.

(2)	Upon the close of the Delta Transaction, as defined herein, the proceeds from the issuance of the Tranche C Term Loan were released from escrow. Please read Note 14—Debt for further information.
Accounts Receivable and Allowance for Doubtful Accounts.  We record accounts receivable at net realizable value (“NRV”) when the product or service is delivered to the customer. We establish provisions for losses on accounts receivable if it becomes probable that we will not collect all or part of outstanding balances. We review collectability and establish or adjust our allowance as necessary using the specific identification method.
Inventory.  Our commodity and materials and supplies inventories are carried at the lower of weighted average cost or NRV.
Property, Plant and Equipment.  Property, plant and equipment (“PP&E”), which consists principally of power generating facilities, including capitalized interest, is generally recorded at historical cost. Expenditures for major installations, replacements, and improvements or betterments are capitalized and depreciated over the expected life cycle. Expenditures for maintenance, repairs, and minor renewals to maintain the operating condition of our assets are expensed. Depreciation is recognized using the straight-line method over the estimated economic service lives of the assets, ranging from one to 40 years.
The estimated economic service lives of our asset groups are as follows:

Asset Group	Range of Years
Power generation	1 to 36
Buildings and improvements	4 to 40
Office and other equipment	3 to 20

Gains and losses on sales of assets are reflected in Gain (loss) on sale of assets, net in the consolidated statements of operations. We evaluate our PP&E for impairment when events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If an impairment is indicated, the carrying value is first compared to the undiscounted cash flows for the asset’s remaining useful life to determine if the carrying value is recoverable.  In the event the carrying value is not recoverable, an impairment is recognized for the amount of carrying value in excess of the asset’s fair value.  As a result of impairment analyses performed in 2016, we determined that our Stuart, Newton, and Baldwin facilities were impaired resulting in an aggregate impairment charge of $849 million for the year ended December 31, 2016. Please read Note 9—Property, Plant and Equipment for further information.
Goodwill. Goodwill represents, at the time of an acquisition, the excess of purchase price over fair value of net assets acquired. The carrying amount of our goodwill is periodically reviewed, at least annually, for impairment and whenever events or changes in circumstances indicate that the carrying value may not be recoverable.  In accordance with Accounting Standards Codification (“ASC”) 350, Intangibles-Goodwill and Other, we can opt to perform a qualitative assessment to test goodwill for impairment or we can directly perform a two-step impairment test. Once we determine that the fair value of a reporting unit is more likely than not (i.e., a likelihood of more than 50 percent) to be less than its carrying amount, the two-step impairment test will be performed.
In the absence of sufficient qualitative factors, goodwill impairment is determined using a two-step process:

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Step one—Identify potential impairment by comparing the fair value of a reporting unit to the book value, including goodwill. If the fair value exceeds book value, the goodwill of the reporting unit is not considered impaired. If the book value exceeds fair value, proceed to step two.

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Step two—Compare the implied fair value of the reporting unit’s goodwill to the book value of the reporting unit’s goodwill. If the book value of goodwill exceeds the implied fair value, an impairment charge is recognized for the excess.

As of October 1, 2016, we performed our annual goodwill assessment and no goodwill impairment was required.
Intangible Assets and Liabilities.  We initially record and measure intangible assets and liabilities (“Intangibles”) based on the fair value of those rights transferred in the transaction in which the asset was acquired. Our recognized Intangibles consist of contractual rights and obligations with finite lives, and their initial values are based on quoted market prices, if available, or measurement techniques based on the best information available such as a present value of future cash flows. We amortize our definite-lived Intangibles over the useful life of the respective contracts.
Asset Retirement Obligations.  We record the present value of our legal obligations to retire tangible, long-lived assets when the liability is incurred. Our AROs relate to activities such as Coal Combustion Residuals (“CCR”) surface impoundments and landfill closure, dismantlement of power generation facilities, future removal of asbestos-containing material from certain power generation facilities, closure and post-closure costs, environmental testing, remediation, monitoring, and land obligations. Accretion expense is included in Operating and maintenance expense in our consolidated statements of operations. A summary of the changes related to our AROs is as follows:

	Year Ended December 31,
(amounts in millions)	2016	2015
Balance at beginning of year	$280	$224
Accretion expense	20	21
Liabilities incurred	—	4
Liabilities settled	(1)	(4)
Revision of previous estimate (1)	(12)	(57)
Acquisitions	—	92
Balance at end of year	$287	$280
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(1)	Based on management’s review and assessment of CCR compliance timing and site-specific analysis.
Contingencies, Commitments, Guarantees and Indemnifications.  We are involved in numerous lawsuits, claims, and proceedings in the normal course of our operations. We record a loss contingency for these matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. We review our loss contingencies on an ongoing basis to ensure that we have appropriate reserves recorded in our consolidated balance sheets. These reserves are based on estimates and judgments made by management with respect to the likely outcome of these matters, including any applicable insurance coverage, and are adjusted as circumstances warrant. Liabilities for environmental contingencies are recorded when an environmental assessment indicates that remedial efforts are probable and the costs can be reasonably estimated. Measurement of liabilities is based, in part, on relevant past experience, currently enacted laws and regulations, existing technology, site-specific costs, and cost-sharing arrangements. Recognition of any joint and several liability is based upon our best estimate of our final pro-rata share of such liability.
We enter into various guarantees and indemnifications during the ordinary course of business. When a guarantee or indemnification is entered into, an estimated fair value of the underlying guarantee or indemnification is recorded. Some guarantees and indemnifications could have significant financial impact under certain circumstances; however, management also considers the probability of such circumstances occurring when estimating the fair value.
Preferred Stock.  Our preferred shares are mandatorily convertible, are not redeemable and are classified as stockholders’ equity.  We present the gross proceeds from their issuance as a single line item within stockholders’ equity on the consolidated balance sheets.  Dividends on the preferred shares are cumulative and are presented as a reduction of net income (or increase of net loss) to derive net income (loss) attributable to common shareholders on the consolidated statements of operations.  Dividends are recognized in stockholders’ equity in the period in which they are declared, and are presented as a financing activity on the consolidated statements of cash flows when paid.
Treasury Stock. Treasury stock purchases are accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock, which is presented in our consolidated balance sheets as a reduction of Additional paid-in capital.
Revenue Recognition.  We earn revenue from our facilities in three primary ways: (i) the sale of energy through both physical and financial transactions to optimize the financial performance of our generating facilities; (ii) the sale of capacity; and (iii) the sale of ancillary services, which are the products of a generation facility that support the transmission grid operation, allow generation to follow real-time changes in load, and provide emergency reserves for major changes to the balance of generation and load. We recognize revenue from these transactions when the product or service is delivered to a customer, unless they meet the definition of a derivative. Please read “Derivative Instruments—Generation” for further discussion of the accounting for these types of transactions.
Derivative Instruments—Generation.  We enter into commodity contracts that meet the definition of a derivative. These contracts are often entered into to mitigate or eliminate market and financial risks associated with our generation business. These contracts include forward contracts, which commit us to buy or sell commodities in the future; futures contracts, which are generally broker-cleared standard commitments to purchase or sell a commodity; option contracts, which convey the right to buy or sell a commodity; and swap agreements, which require payments to or from counterparties based upon the differential between two prices for a predetermined quantity. All derivative commodity contracts that do not qualify for the “normal purchase, normal sale” exception are recorded at fair value in Risk management assets and liabilities in the consolidated balance sheets. We elect not to apply hedge accounting to our derivative commodity contracts; therefore, changes in fair value are recorded currently in Revenues in our consolidated statements of operations. As a result, these mark-to-market gains and losses are not reflected in the consolidated statements of operations in the same period as the underlying activity for which the derivative instruments serve as economic hedges. Derivative instruments and related cash collateral or margin that are executed with the same counterparty under a master netting agreement are reflected on a net basis in the consolidated balance sheets.
Cash inflows and cash outflows associated with the settlement of risk management activities are recognized in net cash provided by (used in) operating activities on the consolidated statements of cash flows.
Derivative Instruments—Financing Activities.  We are exposed to changes in interest rates through our variable rate debt. In order to manage our interest rate risk, we enter into interest rate swap agreements. We elect not to apply hedge accounting to our interest rate derivative contracts; therefore, changes in fair value are recorded currently in earnings through interest expense. Cash settlements related to our current interest rate contracts are classified as either inflows or outflows from financing activities on the consolidated statements of cash flows due to an other-than-insignificant financing element at inception of these contracts. Please read Note 14—Debt for more information.
Fair Value Measurements.  Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Our estimate of fair value reflects the impact of credit risk. We utilize market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs are classified as readily observable, market corroborated or generally unobservable. We primarily apply the market approach for recurring fair value measurements and endeavor to utilize the best available information. Accordingly, we utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. We classify fair value balances based on the classification of the inputs used to calculate the fair value of a transaction. The inputs used to measure fair value have been placed in a hierarchy based on priority.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

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Level 1—Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, listed equities, and U.S. government treasury securities.

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Level 2—Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using industry-standard models or other valuation methodologies in which substantially all assumptions are observable in the marketplace throughout the full term of the instrument, and can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category include non-exchange-traded derivatives such as over the counter forwards, options, and swaps.

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Level 3—Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. Level 3 instruments include those that may be more structured or otherwise tailored to our needs. At each balance sheet date, we perform an analysis of all instruments and include in Level 3 all of those whose fair value is based on significant unobservable inputs.

The determination of fair value incorporates various factors. These factors include not only the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests), but also the impact of our nonperformance risk on our liabilities. Valuation adjustments are generally based on capital market implied ratings evidence when assessing the credit standing of our counterparties and, when applicable, adjusted based on management’s estimates of assumptions market participants would use in determining fair value.
Income Taxes.  We file a consolidated U.S. federal income tax return. IPH and its subsidiaries operate under a tax sharing agreement with Dynegy. We use the asset and liability method of accounting for deferred income taxes and provide deferred income taxes for all significant timing differences as of each reporting date.
As part of the process of preparing our consolidated financial statements, we are required to estimate our income taxes in each of the jurisdictions in which we operate. This process involves estimating our actual current tax payable and related tax expense together with assessing temporary differences resulting from differing tax and accounting treatment of certain items, such as depreciation. These differences can result in deferred tax assets and liabilities which are included within our consolidated balance sheets and are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
Because we operate and sell power in many different states, our effective annual state income tax rate may vary from period to period because of changes in our sales profile by state, as well as jurisdictional and legislative changes by state. As a result, changes in our estimated effective annual state income tax rate can have a significant impact on our measurement of temporary differences. We project the rates at which state tax temporary differences will reverse based upon estimates of revenues and operations in the respective jurisdictions in which we conduct business.
The Company routinely assesses the realizability of its deferred tax assets. If the Company concludes that it is more likely than not that some or all of the deferred tax assets will not be realized, the tax asset is reduced by a valuation allowance. In making this determination, we consider all available positive and negative evidence affecting specific deferred tax assets, including our past and anticipated future performance, the reversal of deferred tax liabilities, and the implementation of tax planning strategies.
Accounting for uncertainty in income taxes requires that we determine whether it is more likely than not that a tax position we have taken will be sustained upon examination. If we determine that it is more likely than not that the position will be sustained, we recognize the largest amount of the benefit that is greater than 50 percent likely of being realized upon settlement. We recognize accrued interest expense and penalties related to unrecognized tax benefits as income tax expense.
Please read Note 15—Income Taxes for further discussion of our accounting for income taxes, uncertain tax positions, and changes in our valuation allowance.
Earnings (Loss) Per Share. Basic earnings (loss) per share represents the amount of earnings for the period available to each share of common stock outstanding during the period. Diluted earnings (loss) per share includes the effect of issuing shares of common stock, assuming (i) stock options and warrants are exercised, (ii) restricted stock units and performance stock units are fully vested under the treasury stock method, and (iii) our mandatory convertible preferred stock and the prepaid stock purchase contracts (“SPCs”) are converted into common stock under the if-converted method.
Business Combinations Accounting. The Company accounts for its business combinations in accordance with ASC 805, Business Combinations (“ASC 805”), which requires an acquirer to recognize and measure in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree at fair value at the acquisition date. It also requires an acquirer to measure any goodwill acquired and determine what information to disclose to enable users of an entity’s financial statements to evaluate the nature and financial effects of the business combination. In addition, ASC 805 requires transaction costs to be expensed as incurred.
Variable Interest Entities. We evaluate our interests in VIEs to determine if we are considered the primary beneficiary and should therefore consolidate the VIE. The primary beneficiary of a VIE is the party that both: (i) has the power to direct the activities of a VIE that most significantly impact its economic performance and (ii) has an obligation to absorb losses or a right to receive benefits that could potentially be significant to the VIE. Please read Note 22—Genco Chapter 11 Bankruptcy for further discussion of our consolidated VIE.
Accounting Standards Adopted
Debt Issuance Costs. In 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-03 and ASU 2015-15-Interest-Imputation of Interest (Subtopic 835-30). These ASUs require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts and that costs associated with line-of-credit arrangements may be presented as an asset and subsequently amortized ratably over the term of the arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement.  The recognition and measurement guidance for our debt issuance costs are not affected by the amendments.
We adopted these ASUs on January 1, 2016, on a retrospective basis affecting presentation on the consolidated balance sheets for all periods presented. Accordingly, we reclassified unamortized debt issuance costs of $13 million and $67 million from Prepayments and other current assets and Other long-term assets, respectively, to Debt, current portion, net and Debt, long-term portion, net of $3 million and $77 million within our consolidated balance sheet as of December 31, 2015.
Going Concern. In August 2014, the FASB issued ASU 2014-15-Presentation of Financial Statements-Going Concern (Subtopic 205-40). The amendments in this ASU require management, in connection with preparing financial statements for each annual and interim reporting period, to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued, when applicable). The guidance in this ASU is effective for fiscal years ending after December 15, 2016, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. The adoption of this ASU did not have a material impact on our consolidated financial statements.
Statement of Cash Flows. In August 2016, the FASB issued ASU 2016-15-Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. To reduce current and future diversity in practice, the amendments in this ASU provide guidance for several cash flow classification issues identified where current GAAP is either unclear or does not include specific guidance. The guidance in this ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted.
In November 2016, the FASB issued ASU 2016-18-Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this ASU require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance in this ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted.

The Company early adopted ASU 2016-15 and ASU 2016-18 as of January 1, 2017; however, the adoption of ASU 2016-15 and ASU 2016-18 has been reflected in these re-casted 2016, 2015 and 2014 financial statements on a retrospective basis to all prior statements of cash flows presented. The following table provides a summary of the effects of the adoption of these standards.

	Year Ended December 31,
(amounts in millions)	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES:
As previously reported	$676	$94	$163
Prepayments for future planned outage work performed under long-term service agreements	(33)	26	(7)
Changes in restricted cash	2	(26)	65
As currently reported	$645	$94	$221

CASH FLOWS FROM INVESTING ACTIVITIES:
As previously reported	$(2,147)	$(1,194)	$(5,262)
Prepayments for future planned outage work performed under long-term service agreements	33	(26)	7
Changes in restricted cash	2,021	(5,148)	5,148
As currently reported	$(93)	$(6,368)	$(107)

Accounting Standards Not Yet Adopted
Goodwill. In January 2017, the FASB issued ASU 2017-04-Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measure of goodwill, the amendments in this ASU eliminate Step two from the goodwill impairment test. An entity will no longer be required to calculate the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if the reporting unit had been acquired in a business combination to determine the impairment of goodwill. The amendments in this ASU will now require goodwill impairment to be measured by the amount by which the carrying value of the reporting unit exceeds its fair value. The guidance in this ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Upon adoption, an entity shall apply the guidance in this ASU prospectively with early adoption permitted for annual goodwill tests performed after January 1, 2017. We do not anticipate the adoption of this ASU to have a material impact on our consolidated financial statements.
Compensation. In March 2016, the FASB issued ASU 2016-09-Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments in this ASU simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The guidance in this ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. We are currently evaluating this ASU and any potential impacts the adoption of this ASU will have on our consolidated financial statements.
Leases. In February 2016, the FASB issued ASU 2016-02-Leases (Topic 842). The amendments in this ASU will mainly require lessees to recognize lease assets and lease liabilities, for those leases classified as operating leases under GAAP, in their balance sheet. The lease assets recognized in the balance sheet will represent a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The lease liability recognized in the balance sheet will represent the lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis. The guidance in this ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. We are currently evaluating this ASU and any potential impacts the adoption of this ASU will have on our consolidated financial statements.
Revenue from Contracts with Customers. In May 2014, the FASB issued ASU 2014-09-Revenue from Contracts with Customers (Topic 606). This ASU, and subsequently issued amendments to the standard, develop a common revenue standard removing inconsistencies and weaknesses in revenue requirements, providing a more robust framework for addressing revenue issues, improving comparability of revenue recognition practices, providing more useful information to users of financial statements, and simplifying the preparation of financial statements. The guidance in this ASU and its amendments is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. We have established an implementation team to assess the impact the new accounting standard will have on our financial statements upon adoption. Our implementation team is currently assessing the impact of the standard by reviewing revenue earned from contracts to determine if changes in our policies are necessary. While our evaluation of the new accounting standard is still ongoing, we have not yet identified any significant changes to our existing policies.